Summary of Employee Share Option Activity (Detail) (2010 Plan) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 CNY
Number of options
Outstanding, beginning balance	17,898,396
Exercised (in shares)	(6,587,580)
Forfeited	(352,020)
Outstanding, ending balance	10,958,796	17,898,396	17,898,396
Vested and expected to vest at December 31, 2013	10,958,796
Exercisable as of December 31, 2013	7,853,861
Weighted average exercise price
Outstanding, beginning balance	$ 0.28
Exercised	$ 0.22
Forfeited	$ 0.61
Outstanding, ending balance	$ 0.31	$ 0.28
Vested and expected to vest at December 31, 2013	$ 0.31
Exercisable as of December 31, 2013	$ 0.20
Weighted average remaining contractual term
Outstanding, December 31, 2013	6 years 8 months 12 days	6 years 10 months 24 days	6 years 10 months 24 days
Vested and expected to vest at December 31, 2013	6 years 8 months 12 days
Exercisable as of December 31, 2013	6 years 3 months 18 days
Aggregate intrinsic value
Outstanding, December 31, 2013	$ 39,546	$ 23,571	146,850	239,400
Vested and expected to vest at December 31, 2013	39,546
Exercisable as of December 31, 2013	$ 29,209